Accrued Expenses and Other Liabilities	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,
	2018	2017
Compensation and benefits	$2,500	$1,662
Research and development costs	6,659	339
UCLB milestone	653	—
Professional fees	3,099	300
Deferred rent	569	197
Other liabilities	623	589
Total accrued expenses and other liabilities	$14,103	$3,087

Other liabilities primarily consist of the current portion of other long-term payables and lease incentive liability, together amounts of $0.4 million and $0.4 million are recorded as of September 30, 2018 and 2017, respectively. The increase in research and development expense accrued of $6.3 million is primarily related to costs associated with the activities necessary to prepare, activate clinical trial sites, and continue clinical trial programs. The increase in professional fees expense accrued of $2.8 million is related to the continued growth of the Company's business.